Financial Result	12 Months Ended
Dec. 31, 2020
Financial Result
Financial Result
11.	Financial Result

Financial result is comprised of the following:

In € thousand	2020	2019
Finance income	80	518
thereof: fair value changes	58	516
Finance expenses	(49,741)	(5,736)
thereof: interest portion of lease payments	(450)	(341)
thereof: fair value changes	(15,222)	—
thereof: interest on convertible loans	(33,960)	(5,350)
Financial result	(49,661)	(5,218)

Fair value changes result from the embedded derivatives of the convertible loans (2020: €15,222 thousand in finance expense; 2019: €516 thousand in finance income) as well as from the promissory notes (2020: €58 thousand in finance income).